Revenues - Summary of Revenues Statements of Comprehensive Income (Detail) - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 3,287,101	$ 12,847,729	$ 42,296,101	$ 28,738,982
Time charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,266,631	12,687,590	10,950,204	9,690,949
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	0		29,685,230	17,567,737
Other Operating Income [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 20,470	$ 160,139	$ 1,660,667	$ 1,480,296